COMMITMENTS AND CONTINGENCIES (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration and stockholder rights agreement entered into on September 14, 2020, holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). Any holder of at least 20% of the outstanding registrable securities owned by these holders will be entitled to make up to two demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration and stockholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear certain expenses incurred in connection with the filing of any such registration statements.

In addition, pursuant to the registration and stockholder rights agreement, upon consummation of a Business Combination, the Sponsor and the future holders of Founder Shares (or securities into which the Founder Shares convert) held by the Sponsor will be entitled to designate three individuals for nomination for election to the Company’s board of directors for so long as they continue to hold, collectively, at least 50% of the Founder Shares (or the securities into which such Founder Shares convert) held by such persons on the date of this prospectus. Thereafter, such initial stockholders will be entitled to designate (i) two individuals for nomination for election to the Company’s board of directors for so long they continue to hold, collectively, at least 30% of the Founder Shares (or the securities into which such Founder Shares convert) held by such persons on the date of this prospectus and (ii) one individual for nomination for election to the Company’s board of directors for so long they continue to hold, collectively, at least 20% of the Founder Shares (or the securities into which such Founder Shares convert) held by such persons on the date of this prospectus.

In connection with the Business Combination, New Owlet and certain Sponsor equityholders and certain holders of Owlet capital stock (the “Holders”) will enter into the Amended and Restated Registration Rights Agreement at Closing.

Pursuant to the terms of the Amended and Restated Registration Rights Agreement, New Owlet will be obligated to file a registration statement to register the resale of certain securities of the New Owlet held by the Holders. In addition, subject to certain requirements and customary conditions, including with regard to the number of demand rights that may be exercised, the Holders may demand at any time or from time to time, to sell all or any portion of their registrable securities in an underwritten offering so long as the total offering price is reasonably expected to exceed $50 million. The Amended and Restated Registration Rights Agreement will also provide the Holders with “piggy-back” registration rights, subject to certain requirements and customary conditions.

Underwriting Agreement

Certain of the underwriters of the Initial Public Offering are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The underwriters did not receive any upfront underwriting discount or commissions on the 1,980,000 Units purchased by the PIMCO private funds or their respective affiliates but will receive deferred underwriting commissions with respect to such Units.

Business Combination Agreement

On February 15, 2021, the Company entered into a business combination agreement by and among itself, Project Olympus Merger Sub, Inc., a wholly owned subsidiary (“Merger Sub”), and Owlet Baby Care Inc. (“Owlet”) (“Business Combination Agreement”).  Owlet provides a data-driven connectivity platform to the nursey for parents. If approved by the Company’s and Owlet’s stockholders, Merger Sub will merge with and into Owlet, with Owlet surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). In addition, in connection with the consummation of the transactions contemplated by the Business Combination Agreement (the “Closing”), the Company will be renamed “Owlet, Inc.” and is referred to below as “New Owlet” as of the time following such change of name.

As a consequence of the Business Combination, each share of the Company’s Class B common stock that is issued and outstanding as of immediately prior to the effective time of the Merger (the “Effective Time”) will automatically convert into a share of New Owlet Class A common stock (“New Owlet common stock”) on a one-for-one basis in accordance with the terms of the Company’s amended and restated certificate of incorporation, dated September 14, 2020. The Business Combination will have no effect on the Company’s Class A common stock that is issued and outstanding as of immediately prior to the Effective Time, which will continue to remain outstanding.
As a consequence of the Merger, at the Effective Time, (i) each share of Owlet capital stock that is issued and outstanding immediately prior to the Effective Time will be cancelled and converted into the right to receive the number of shares of New Owlet common stock equal to the Exchange Ratio (as defined in the Business Combination Agreement), rounded down to the nearest whole share; (ii) each option to purchase shares of Owlet common stock, whether vested or unvested, that is outstanding and unexercised as of immediately prior to the Effective Time will be assumed by New Owlet and will automatically become an option (vested or unvested, as applicable) to purchase a number of shares of New Owlet common stock equal to the number of shares of Owlet common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, rounded down to the nearest whole share, at an exercise price per share equal to the exercise price per share of such option immediately prior to the Effective Time divided by the Exchange Ratio, rounded up to the nearest whole cent, except that, subject to specified limitations, holders of vested options may instead elect to receive a cash payment in lieu of assumption of a portion of their vested options up to an aggregate cap of $10 million; and (iii) each share of Owlet common stock that is subject to a risk of forfeiture or right of repurchase at the original purchase price as of immediately prior to the Effective Time shall be subject to the same risk of forfeiture or right of repurchase (proportionately adjusted to reflect the Exchange Ratio) which risk of forfeiture or right of repurchase shall lapse in accordance with the same vesting schedule as that of the Owlet restricted stock.

The Business Combination is expected to close in the third quarter of 2021, following the receipt of the required approval by the Company’s and Owlet’s stockholders and the fulfillment of other customary closing conditions. For additional information please see the Form S-4 filed by the Company with the SEC on March 31, 2021.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration and stockholder rights agreement entered into on September 14, 2020, holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). Any holder of at least 20% of the outstanding registrable securities owned by these holders will be entitled to make up to two demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration and stockholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act. The Company will bear certain expenses incurred in connection with the filing of any such registration statements.

In addition, pursuant to the registration and stockholder rights agreement, upon consummation of a Business Combination, the Sponsor and the future holders of Founder Shares (or securities into which the Founder Shares convert) held by the Sponsor will be entitled to designate three individuals for nomination for election to the Company’s board of directors for so long as they continue to hold, collectively, at least 50% of the Founder Shares (or the securities into which such Founder Shares convert) held by such persons on the date of this prospectus. Thereafter, such initial stockholders will be entitled to designate (i) two individuals for nomination for election to the Company’s board of directors for so long they continue to hold, collectively, at least 30% of the Founder Shares (or the securities into which such Founder Shares convert) held by such persons on the date of this prospectus and (ii) one individual for nomination for election to the Company’s board of directors for so long they continue to hold, collectively, at least 20% of the Founder Shares (or the securities into which such Founder Shares convert) held by such persons on the date of this prospectus.

Underwriting Agreement

Certain of the underwriters of the Initial Public Offering are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The underwriters did not receive any upfront underwriting discount or commissions on the 1,980,000 Units purchased by the PIMCO private funds or their respective affiliates but will receive deferred underwriting commissions with respect to such Units.